Stock-Based Compensation	3 Months Ended
Mar. 30, 2017
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

              The following table summarizes share activity related to stock options during the thirteen weeks ended March 30, 2017.

Stock Options
Outstanding at December 29, 2016	11,979,111
Granted	—
Exercised	(16,728)
Forfeited or expired	(70,483)

Outstanding at March 30, 2017	11,891,900